Net Other Operating Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Net other Operating Income and Expenses [Abstract]
Schedule of Components of Other Operating Income and Expenses

EUR'000	Note	2025	2024	2023
Other operating income		8,770	2,286	3,000
Other operating expenses		—	(251)	(2,863)
Net other operating income and expenses		8,770	2,035	137